LONG-TERM DEBT - Amounts Outstanding and Principal Repayments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Outstanding	$ 36,956	$ 37,019
Current portion of long-term debt	(1,972)	(2,705)
Unamortized debt discount and issue costs	(238)	(228)
Fair value adjustments	167	194
Noncurrent portion of long-term debt	34,913	34,280
Increase in fair value of interest rate hedge	1
Repayments of Long-term Debt [Abstract]
2021	1,972
2022	1,901
2023	1,861
2024	286
2025	2,712
Columbian Pipeline
Debt Instrument [Line Items]
Increase (decrease) in fair value of acquired liabilities, long-term debt	167	193
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	30,228	29,433
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Date 2020
Debt Instrument [Line Items]
Outstanding	$ 0	$ 250
Interest Rate	0.00%	11.80%	0.00%	11.80%
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Date of 2021
Debt Instrument [Line Items]
Outstanding	$ 510	$ 518	$ 400,000,000	$ 400,000,000
Interest Rate	9.90%	9.90%	9.90%	9.90%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes
Debt Instrument [Line Items]
Outstanding	$ 11,491	$ 9,491
Interest Rate	4.50%	4.60%	4.50%	4.60%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 18,227	$ 19,174	$ 14,292,000,000	$ 14,792,000,000
Interest Rate	5.30%	5.20%	5.30%	5.20%
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 901	$ 905
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2024
Debt Instrument [Line Items]
Outstanding	$ 100	$ 100
Interest Rate	9.90%	9.90%	9.90%	9.90%
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2023
Debt Instrument [Line Items]
Outstanding	$ 255	$ 259	$ 200,000,000	$ 200,000,000
Interest Rate	7.90%	7.90%	7.90%	7.90%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity between 2025 and 2030
Debt Instrument [Line Items]
Outstanding	$ 504	$ 504
Interest Rate	7.40%	7.40%	7.40%	7.40%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity Date of 2026
Debt Instrument [Line Items]
Outstanding	$ 42	$ 42	$ 33,000,000	$ 33,000,000
Interest Rate	7.50%	7.50%	7.50%	7.50%
Columbian Pipeline | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 1,913	$ 2,916	$ 1,500,000,000	$ 2,250,000,000
Interest Rate	4.90%	4.40%	4.90%	4.40%
TC PIPELINES, LP
Debt Instrument [Line Items]
Outstanding	$ 2,104	$ 2,139
TC PIPELINES, LP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 1,530	$ 1,556	$ 1,200,000,000	$ 1,200,000,000
Interest Rate	4.40%	4.40%	4.40%	4.40%
TC PIPELINES, LP | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 574	$ 583	$ 450,000,000	$ 450,000,000
Interest Rate	1.40%	2.90%	1.40%	2.90%
ANR PIPELINE COMPANY | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 858	$ 872	$ 672,000,000	$ 672,000,000
Interest Rate	7.20%	7.20%	7.20%	7.20%
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 415	$ 324	$ 325,000,000	$ 250,000,000
Interest Rate	4.30%	5.60%	4.30%	5.60%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 253	$ 284	$ 198,000,000	$ 219,000,000
Interest Rate	7.60%	7.70%	7.60%	7.70%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Debt Instrument [Line Items]
Outstanding	$ 191	$ 51
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 159	$ 0	$ 125,000,000	$ 0
Interest Rate	2.80%	0.00%	2.80%	0.00%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility
Debt Instrument [Line Items]
Outstanding	$ 32	$ 51	$ 25,000,000	$ 39,000,000
Interest Rate	1.30%	3.00%	1.30%	3.00%
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 29	$ 30	$ 23,000,000	$ 23,000,000
Interest Rate	2.20%	2.80%	2.20%	2.80%
NORTH BAJA PIPELINE, LLC | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 64	$ 65	$ 50,000,000	$ 50,000,000
Interest Rate	1.20%	2.80%	1.20%	2.80%